Dec. 17, 2021
ETF | Vanguard ESG US Corporate Bond ETF
ETF Summary
Investment Objective
The Fund seeks to track the performance of a market-weighted corporate bond index that measures the investment return of investment-grade U.S. dollar-denominated bonds and is screened for certain environmental, social, and corporate governance criteria.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell ETF Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees <br/>(Fees paid directly from your investment)
Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Example
The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the fiscal period from September 22, 2020, to August 31, 2021, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the Bloomberg MSCI US Corporate SRI Select Index (the “Index”). The Index is a subset of the Bloomberg U.S. Corporate Index (the “Parent Index”), which serves as the universe of eligible bonds for use in constructing the Index and represents U.S. dollar-denominated, taxable, investment-grade corporate bonds. The Index excludes bonds with maturities of 1 year or less and with less than $750 million outstanding, and is screened for certain environmental, social, and governance (ESG) criteria by the Index sponsor, which is independent of Vanguard. The level of involvement in, or amount of revenue earned from, certain business lines or activities can vary from one company to another. The Index excludes the bonds of companies that the Index sponsor determines are involved in, and/or derive threshold amounts of revenue from certain activities or business segments related to: adult entertainment, alcohol, gambling, tobacco, nuclear weapons, controversial weapons, conventional weapons, civilian firearms, nuclear power, genetically modified organisms, or thermal coal, oil, or gas. The Index also excludes the bonds of any company that, as determined by the Index sponsor, does not meet certain standards defined by the Index sponsor’s ESG controversies assessment, which measures a company’s involvement in major ESG controversies by assessing a variety of factors such as environmental impact, labor rights, human rights, community impact, governance, and compliance with the United Nations Global Compact Principles. Additionally, the Index excludes companies that fail to have at least one woman on their board or do not provide data on the demographics of its board.See Securities Selection section for more information regarding the Index exclusions. The components of the Index are likely to change over time.The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and under normal circumstances, at least 80% of the Fund’s assets will be invested in bonds included in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index.
Principal Risks
An investment in the Fund could lose money over short or long periods of time.You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance, and the level of risk may vary based on market conditions:• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline.• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be low for short-term bond funds, moderate for intermediate-term bond funds, and high for long-term bond funds.• Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally higher for short-term bond funds and lower for long-term bond funds.• Liquidity risk, which is the chance that a Fund may not be able to sell a security in a timely manner at a desired price.• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index.• ESG investing risk, which is the chance that the bonds screened by the index sponsor for ESG criteria generally will underperform the market as a whole or that the particular bonds selected for the Index will, in the aggregate, trail returns of other funds screened for ESG criteria. There are significant differences in interpretations of what it means for a company to meet ESG criteria. The index sponsor’s assessment of a company, based on the company’s level of involvement in a particular industry or the index sponsor’s own ESG criteria, may differ from that of other funds or of the advisor's or an investor’s assessment of such company. As a result, the companies deemed eligible by the index sponsor may not reflect the beliefs and values of any particular investor and may not exhibit positive or favorable ESG characteristics. The index provider is dependent on the availability of timely and accurate ESG data being reported by companies in the index to evaluate their ESG criteria. In addition, the Fund’s target index may, at times, become focused in bonds of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.Because ETF Shares are traded on an exchange, they are subject to additional risks:• The Fund’s ETF Shares are listed for trading on Cboe BZX Exchange, Inc. and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.• Although the Fund’s ETF Shares are listed for trading on Cboe BZX Exchange, Inc., it is possible that an active trading market may not be maintained.• Trading of the Fund’s ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from Cboe BZX Exchange, Inc. without first being listed on another exchange or (2) Cboe BZX Exchange, Inc. officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The Fund has not been in operation long enough to report a full calendar-year return. Performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.